Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 29, 2013
Amendment Flag	false
Entity Registrant Name	SUPERTEL HOSPITALITY INC
Entity Central Index Key	0000929545
Entity Filer Category	Smaller Reporting Company